RULE 24f-2 NOTICE

                                    For

                   Dean Witter Pacific Growth Fund Inc.

                           (File No. 811-6121)


Fiscal Year for Which Notice is filed                  10/31/95

Unsold balance at beginning of fiscal year             INAP
     of shares of beneficial interest previously registered under Securities Act of 1933

Number of shares registered during fiscal               NONE
     year

Number of shares sold during fiscal year               26,287,993
     pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during                  $491,348,677.65
  fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed                 $479,612,293.30

     during fiscal year

(3)  Purchase price of shares previously               $0
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                            $479,612,293.30

(5)  Item (1) less item (4)                            $ 11,736,384.35

(6)  Amount of filing fee                              $      4,047.03



                         By    /s/Sheldon Curtis
                                  Sheldon Curtis
                              Vice President and General Counsel



Dated:  December 1, 1995


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